Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6 .	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	September 30, 2022	December 31, 2021
Trocars	$4,645	$4,448
Leasehold improvements	1,028	254
Office equipment	238	223
Computer software	140	135
Furniture and fixtures	161	119
Computer equipment	97	97
Construction in process	—	705

Property and equipment	6,309	5,981
Less: Accumulated depreciation	(4,533)	(3,646)

Property and equipment, net	$1,776	$2,335

Total depreciation
expense related to property and equipment was
$302 and $178 for the three months
ended September 30, 2022 and 2021, respectively, and $887 and $533 for the nine months ended September 30, 2022 and 2021. Total depreciation expense was included in Selling, general and administrative expense in the condensed consolidated statements of income and comprehensive income. The Company has not acquired any property and equipment under finance leases.
The Company’s property and equipment are all held within the United States.

5. PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following (in thousands):

	2021	2020
Trocars	$4,448	$3,754
Leasehold improvements	254	254
Office equipment	223	204
Computer software	135	135
Furniture and fixtures	119	72
Computer equipment	97	97
Construction in process	705	—

	5,981	4,516

Less: accumulated depreciation	(3,646)	(2,933)

	$2,335	$1,583

Total depreciation expense related to property and equipment, net was $713, $676, and $669 for the years ended December 31, 2021, 2020, and 2019 respectively and was included in selling, general, and administrative expense in the consolidated statements of income and comprehensive income. The Company has not acquired any property and equipment under finance leases.
The Company’s property and equipment are all held within the United States.